Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of components of income tax expense and benefits

	2025	2024
	$	$
Current income tax
Expense for the year	477	—
Current income tax expense	477	—

Deferred income tax
Origination and reversal of temporary differences	(26,430)	(15,712)
Change in unrecognized deductible temporary differences	25,887	16,360
Other	—	—
Deferred income tax (recovery) expense	(543)	648
Income tax (recovery) expense	(66)	648

Schedule of reconciliation of income

	2025	2024
	$	$
Loss before income taxes	(159,540)	(56,605)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(42,278)	(15,001)
Increase in income taxes resulting from:
Non-deductible expenses, net	639	850
Non-deductible portion of capital (gain) losses, net	(2,982)	2,187
Change in fair value of warrant liability	23,436	(5,265)
Share of loss of associates	(295)	140
Change in unrecognized deferred tax assets	25,887	16,360
Differences in foreign statutory tax rates and other rate differences	(2,954)	467
Other	(1,519)	910
	(66)	648

Schedule of deferred tax assets and liabilities

	2025	2024
	$	$
Deferred tax assets:
Non-capital losses	34,336	32,099
Investments	—	648
Deferred tax assets	34,336	32,747

Deferred tax liabilities:
Mining interests and property, plant and equipment	(29,764)	(28,399)
Exploration and evaluation	(3,038)	(2,900)
Other	(1,534)	(1,448)
Deferred tax liability	(34,336)	(32,747)
Deferred tax liability, net	—	—

Schedule of movement for deferred tax assets and deferred tax liabilities

	2025	2024
	$	$
The movement for deferred tax assets and deferred tax liability balances in the year is as follows:

Balance - beginning of year	—	—
Recognized in income tax (recovery) expense	(543)	648
Recognized in OCI	543	(648)
	—	—

Schedule of unrecognized deferred tax assets

	2025	2024
	$	$
Non-capital losses carried forward	125,723	109,996
Unrealized losses on investments	1,113	2,232
Inventories	—	6,437
Mining interests and property, plant and equipment	3,376	29,538
Mineral stream interests – Mexico	—	11,051
Environmental rehabilitation provision	21,095	16,332
Other	19,788	11,231
	171,095	186,817